Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of cash and cash equivalents

	December 31,	December 31	December 31
	2018	2019	2020
Cash and cash equivalents	3,133,847	862,839	38,425,541
Restricted cash	57,012	82,507	78,010
Long-term restricted cash	33,528	44,523	41,547
Total	3,224,387	989,869	38,545,098

Summary of activity in the allowance for credit losses related to accounts receivable

For the Year Ended
December 31
Balance as at December 31, 2019	85,824
Adoption of ASC Topic 326	6,775
Balance as at January 1, 2020	92,599
Current period provision, net	2,047
Current period write-offs	(54,098)
Balance as at December 31, 2020	40,548

Schedule of estimate useful life of property, plant and equipment

Useful lives
Building and constructions	20 years
Production facilities	10 years
Charging & battery swap infrastructure	5 years
R&D equipment	5 years
Computer and electronic equipment	3 years
Purchased software	3-5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Others	3 to 5 years

Schedule of estimate useful life of intangible assets, net

Useful lives
Domain names and others	5 years
License	3 years

Schedule of reconciliation of carried-forward warranty liabilities

	For the Year Ended December 31
	2018	2019	2020
Warranty – beginning of year	—	177,293	412,004
Provision for warranty	179,766	283,647	582,069
Warranty costs incurred	(2,473)	(48,936)	(41,127)

Warranty– end of year	177,293	412,004	952,946